Debt - Senior Secured Revolving Facility (Details) - USD ($) $ in Millions		2 Months Ended
	Sep. 26, 2025	Dec. 31, 2023	Sep. 25, 2025	Aug. 31, 2024	Nov. 07, 2023
Senior Secured Revolving Facility
Debt Instrument [Line Items]
Revolving credit facility			$ 34.0
Debt instrument, interest rate			5.00%
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility				$ 45.0	$ 30.0
Super senior revolving credit facility, RCF
Debt Instrument [Line Items]
Revolving credit facility					$ 150.0
Commitment fee %	1.00%	40.00%